Investee Companies and other investments (Schedule of Sale of Italian Indirect Wholly-Owned Subsidiaries) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Cash and cash equivalents	€ 66,845	€ 44,509	€ 36,882	€ 23,962
Trade and other receivables	9,825	4,882
Deferred tax and advance tax payment and tax provision	32
Fixed assets	264,095	114,389
Restricted cash		22,162
Right of use asset	17,209	15,401
Loans and borrowings	(198,169)	(93,320)
Lease liability	(17,788)
Total net identifiable assets	460,172	310,172	211,160
Cash and cash equivalents	(66,845)	€ (44,509)	€ (36,882)	€ (23,962)
Italian indirect wholly-owned subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	4,106
Trade and other receivables	4,569
Deferred tax and advance tax payment and tax provision	2,864
Fixed assets	41,431
Restricted cash	156
Right of use asset	1,356
Trade and other payables	(2,458)
Loans and borrowings	(30,725)
Lease liability	(1,377)
Total net identifiable assets	19,922
Capital gain	18,770
Assets after capital gain	38,692
Cash and cash equivalents	(4,106)
Proceeds from sale of investments	€ 34,586